Taxation - Tax charge/(credit) Relating To Components Of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Remeasurement of post-employment benefit liabilities, before tax	€ 35.9	€ 12.9	€ (2.9)
Remeasurement of post-employment benefit liabilities, tax charge/(credit)	(6.7)	(3.3)	2.0
Remeasurement of post-employment benefit liabilities, after tax	29.2	9.6	(0.9)
Net investment hedge, before tax	(6.0)	(5.6)	0.8
Net investment hedge, tax charge/(credit)	0.0	0.0	0.0
Net investment hedge, after tax	(6.0)	(5.6)	0.8
Cash flow hedges, before tax	27.3	(15.5)	16.4
Cash flow hedges, tax charge/(credit)	(5.6)	4.0	(5.0)
Cash flow hedges, after tax	21.7	(11.5)	11.4
Other comprehensive (income)/loss, before tax	57.2	(8.2)	14.3
Other comprehensive (income)/loss, tax charges/(credits)	(12.3)	0.7	(3.0)
Other comprehensive (income)/loss, after tax	44.9	(7.5)	11.3
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Current tax	0.0	0.0	0.0
Deferred tax	(12.3)	0.7	(3.0)
Total current and deferred tax	€ (12.3)	€ 0.7	€ (3.0)